PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
Cost		(Unaudited)	(Unaudited)
Construction in progress	318,000,074	333,446,243	$46,965,583
Plant and buildings	170,206,987	183,372,813	25,827,884
Machinery and equipment	194,875,303	193,846,868	27,303,145
Electronic equipment	10,107,578	10,794,907	1,520,452
Motor vehicles	2,978,155	3,027,767	426,458
Office equipment and furniture	29,888,526	21,612,891	3,044,155
Leasehold improvements	4,390,980	4,626,927	651,698
Total Cost	730,447,603	750,728,416	105,739,375
Less: accumulated depreciation	(150,402,597)	(163,469,667)	(23,024,545)
Less: asset impairment	(29,891,896)	(29,891,896)	(4,210,245)
Property and equipment, net	550,153,110	557,366,853	$78,504,585

There are no events or changes in circumstances that indicate the carrying amount of an asset may not be fully recoverable by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition.

NOTE 6 — PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Cost
Construction in progress	40,158,349	318,000,074	$50,092,951
Plant and buildings	153,845,452	170,206,987	26,811,850
Machinery and equipment	174,933,799	194,875,303	30,697,726
Electronic equipment	8,442,743	10,107,578	1,592,196
Motor vehicles	2,814,066	2,978,155	469,134
Office equipment and furniture	14,241,207	29,888,526	4,708,189
Leasehold improvements	3,889,957	4,390,980	691,689
Total Cost	398,325,573	730,447,603	115,063,735
Less: accumulated depreciation	(132,228,718)	(150,402,597)	(23,692,164)
Less: asset impairment	(29,891,896)	(29,891,896)	(4,708,720)
Property and equipment, net	236,204,959	550,153,110	$86,662,851

In fiscal 2014, based on an evaluation of the company’s related production plan and conditions of property, plant and equipment, the company recorded an asset impairment for approximately RMB29.9 million on those property, plant and equipment that could no longer be used for production.

There is no events or changes in circumstances that indicate the carrying amount of an asset may not be fully recoverable by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition.